UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2011

Item 1. Reports to Stockholders

Fidelity® Cash Central Fund

Semiannual Report

November 30, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period* June 1, 2011 to November 30, 2011
Actual	.0005%	$ 1,000.00	$ 1,000.60	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.00	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Amount represents less than $.01.

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 11/30/11	% of fund's investments 5/31/11	% of fund's investments 11/30/10
1 - 7	60.2	70.1	74.7
8 - 30	9.4	7.8	2.7
31 - 60	7.2	1.3	0.9
61 - 90	4.6	4.9	6.3
91 - 180	11.7	13.0	3.4
> 180	6.9	2.9	12.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	11/30/11	5/31/11	11/30/10
Fidelity Cash Central Fund	38 Days	31 Days	46 Days
All Taxable Money Market Funds Average*	43 Days	45 Days	48 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/11	5/31/11	11/30/10
Fidelity Cash Central Fund	51 Days	56 Days	62 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of November 30, 2011	As of May 31, 2011
Commercial Paper 1.5%	Commercial Paper 0.0%
Bank CDs, BAs, TDs, and Notes 42.7%	Bank CDs, BAs, TDs, and Notes 27.4%
Government Securities 37.9%	Government Securities 33.7%
Interfund Loans† 0.0%	Interfund Loans† 0.0%
Repurchase Agreements 14.5%	Repurchase Agreements 38.9%
Net Other Assets 3.4%	Net Other Assets† 0.0%

† Amount represents less than 0.1%

* Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 1.6%
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 1.6%
Sumitomo Mitsui Banking Corp.
12/9/11	0.19%	$ 489,000,000	$ 488,998,098
Commercial Paper - 1.5%

JPMorgan Chase & Co.
12/1/11	0.01	450,000,000	450,000,000
Federal Agencies - 29.6%

Fannie Mae - 2.6%
12/19/11 to 5/30/12	0.09 to 0.11	802,752,000	802,626,878
Federal Farm Credit Bank - 0.5%
11/29/12	0.21 (c)	141,500,000	141,464,416
Federal Home Loan Bank - 14.3%
12/30/11 to 11/15/12	0.06 to 0.41 (c)	4,415,955,000	4,415,795,026
Freddie Mac - 12.2%
12/21/11 to 11/2/12	0.05 to 0.21 (c)	3,781,524,000	3,784,324,509
TOTAL FEDERAL AGENCIES			9,144,210,829
U.S. Treasury Obligations - 8.3%

U.S. Treasury Bills - 4.2%
12/15/11 to 5/31/12	0.07 to 0.30	1,309,000,000	1,308,730,730
U.S. Treasury Notes - 4.1%
12/31/11 to 6/15/12	0.07 to 0.15	1,256,475,000	1,262,927,629
TOTAL U.S. TREASURY OBLIGATIONS			2,571,658,359
Time Deposits - 41.1%

Bank of America NA
12/1/11	0.01	1,500,000,000	1,500,000,000
Bank of Nova Scotia
12/1/11	0.07	500,000,000	500,000,000
Barclays Bank PLC
12/1/11	0.12	600,000,000	600,000,000
Citibank NA
12/1/11	0.09	800,000,000	800,000,000
Time Deposits - continued
	Yield (a)	Principal Amount	Value
Commerzbank AG
12/1/11	0.10%	$ 1,525,000,000	$ 1,525,000,000
Deutsche Bank AG
12/1/11	0.06	1,525,000,000	1,525,000,000
DnB NOR Bank ASA
12/1/11	0.07	1,000,000,000	1,000,000,000
HSBC Bank USA, NA
12/1/11	0.05	500,000,000	500,000,000
JPMorgan Chase & Co.
12/1/11	0.01	1,000,000,000	1,000,000,000
Nordea Bank AB
12/1/11	0.05	700,000,000	700,000,000
Royal Bank of Scotland NV
12/1/11	0.07	1,525,000,000	1,525,000,000
Swedbank AB
12/1/11	0.08	1,525,000,000	1,525,000,000
TOTAL TIME DEPOSITS			12,700,000,000
Interfund Loans - 0.0%

With Fidelity China Region Fund at 0.33% due 12/1/11 (b)	5,130,000	5,130,000
Repurchase Agreements -14.5%
	Maturity Amount
In a joint trading account at:
0.1% dated 11/30/11 due 12/1/11:
(Collateralized by U.S. Treasury Obligations) #	$ 34,155,095	34,155,000
(Collateralized by U.S. Treasury Obligations) #	747,382,093	747,380,000
0.12% dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) #	42,620,140	42,620,000
0.14% dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) #	10,199,039	10,199,000
With:
Barclays Capital, Inc. at:
0.09%, dated 11/29/11 due 12/6/11 (Collateralized by U.S. Treasury Obligations valued at $703,198,661, 0% - 6.63%, 1/31/12 - 5/15/41)	686,012,005	686,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
Barclays Capital, Inc. at: - continued
0.11%, dated 11/28/11 due 12/5/11 (Collateralized by U.S. Treasury Obligations valued at $692,893,453, 1% - 6.75%, 7/15/12 - 5/15/41)	$ 678,014,502	$ 678,000,000
0.15%, dated 11/7/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $656,945,688, 3% - 7.5%, 2/1/18 - 12/1/47)	644,161,000	644,000,000
0.18%, dated 11/9/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $657,972,369, 3% - 8%, 6/1/19 - 11/1/41)	645,287,025	645,000,000
Citigroup Global Capital Markets, Inc. at 0.1%, dated 11/30/11 due 12/7/11 (Collateralized by U.S. Treasury Obligations valued at $348,840,973, 0.75% - 3%, 3/31/13 - 2/28/17)	342,006,650	342,000,000
UBS Securities LLC at 0.19%, dated 12/7/11 due 12/7/11 (d)	649,106,184	649,000,000
TOTAL REPURCHASE AGREEMENTS		4,478,354,000
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $29,838,351,286)		29,838,351,286
NET OTHER ASSETS (LIABILITIES) - 3.4%		1,051,864,237
NET ASSETS - 100%		$ 30,890,215,523
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Loan is with an affiliated fund.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement anticipated the delivery of Collateralized Mortgage Obligations as collateral on settlement date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,155,000 due 12/01/11 at 0.10%
BNP Paribas Securities Corp.	$ 373,999
HSBC Securities (USA), Inc.	33,781,001
$ 34,155,000
$747,380,000 due 12/01/11 at 0.10%
BNP Paribas Securities Corp.	$ 392,423,198
Barclays Capital, Inc.	208,735,744
Merrill Lynch, Pierce, Fenner & Smith, Inc.	146,221,058
$ 747,380,000
Repurchase Agreement / Counterparty	Value
$42,620,000 due 12/01/11 at 0.12%
Barclays Capital, Inc.	$ 10,311,290
Merrill Lynch, Pierce, Fenner & Smith, Inc.	13,060,968
UBS Securities LLC	13,748,387
Wells Fargo Securities LLC	5,499,355
$ 42,620,000
$10,199,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 898,026
ING Financial Markets LLC	3,053,288
Mizuho Securities USA, Inc.	6,123,913
RBC Capital Markets Corp.	123,773
$ 10,199,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At May 31, 2011, the Fund had a capital loss carryforward of approximately $464,715 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,478,354,000) - See accompanying schedule: Unaffiliated issuers (cost $29,833,221,286)	$ 29,833,221,286
Other affiliated issuers (cost $5,130,000)	5,130,000
Total Investments (cost $29,838,351,286)		$ 29,838,351,286
Cash		2,509,999,533
Interest receivable		8,561,441
Other affiliated receivables		48
Other receivables		141,460
Total assets		32,357,053,768

Liabilities
Payable for investments purchased	$ 1,463,865,419
Distributions payable	2,831,365
Other payables and accrued expenses	141,461
Total liabilities		1,466,838,245

Net Assets		$ 30,890,215,523
Net Assets consist of:
Paid in capital		$ 30,890,747,976
Distributions in excess of net investment income		(61,265)
Accumulated undistributed net realized gain (loss) on investments		(471,188)
Net Assets, for 30,883,093,930 shares outstanding		$ 30,890,215,523
Net Asset Value, offering price and redemption price per share ($30,890,215,523 ÷ 30,883,093,930 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2011 (Unaudited)

Investment Income
Interest (including $67,089 from affiliated interfund lending)		$ 19,461,934

Expenses
Custodian fees and expenses	$ 88,090
Independent trustees' compensation	59,098
Total expenses before reductions	147,188
Expense reductions	(143,247)	3,941
Net investment income (loss)		19,457,993
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(42)
Total net realized gain (loss)
Net increase in net assets resulting from operations		$ 19,457,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2011 (Unaudited)	Year ended May 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,457,993	$ 59,945,197
Net realized gain (loss)	(42)	35,693
Net increase in net assets resulting from operations	19,457,951	59,980,890
Distributions to shareholders from net investment income	(19,457,982)	(59,946,178)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	124,515,244,582	232,843,644,862
Cost of shares redeemed	(126,610,727,682)	(224,743,775,054)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,095,483,100)	8,099,869,808
Total increase (decrease) in net assets	(2,095,483,131)	8,099,904,520

Net Assets
Beginning of period	32,985,698,654	24,885,794,134
End of period (including distributions in excess of net investment income of $61,265 and distributions in excess of net investment income of $61,276, respectively)	$ 30,890,215,523	$ 32,985,698,654

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.003	.014	.043	.053
Distributions from net investment income	(.001)	(.002)	(.003)	(.014)	(.043)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.06%	.21%	.26%	1.41%	4.34%	5.43%
Ratios to Average Net Assets E
Expenses before reductions D	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any D	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions D	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	.12% A	.20%	.25%	1.54%	4.29%	5.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,890,216	$ 32,985,699	$ 24,885,794	$ 18,894,544	$ 32,412,258	$ 28,623,746

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2011 (Unaudited)

1. Organization.

Fidelity® Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 29,838,351,286

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be May 31, 2012.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 15,243,397.34%

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $59,098.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $84,149.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has devoted increased resources to non U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Municipal
Cash Central Fund

Semiannual Report

November 30, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MCC-SANN-0112
1.734025.111

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period* June 1, 2011 to November 30, 2011
Actual	.0014%	$ 1,000.00	$ 1,000.60	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 11/30/11	% of fund's investments 5/31/11	% of fund's investments 11/30/10
1 - 7	99.8	100.0	100.0
8 - 30	0.2	0.0	0.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	11/30/11	5/31/11	11/30/10
Fidelity® Municipal Cash Central Fund	3 Days	3 Days	3 Days
All Tax-Free Money Market Funds Average*	33 Days	24 Days	32 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/11	5/31/11	11/30/10
Fidelity Municipal Cash Central Fund	3 Days	3 Days	3 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of November 30, 2011	As of May 31, 2011
Variable Rate Demand Notes (VRDNs) 99.0%	Variable Rate Demand Notes (VRDNs) 99.9%
Commercial Paper (including CP Mode) 0.5%	Commercial Paper (including CP Mode) 0.2%
Net Other Assets 0.5%	Net Other Assets† (0.1)%

* Source: iMoneyNet, Inc.

† Net Other Assets are not included in the pie chart.

Semiannual Report

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount	Value
Alabama - 4.1%
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 11 53 C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	$ 7,030,000	$ 7,030,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 B, 0.09% 12/1/11, VRDN (b)	3,000,000	3,000,000
Series 1995 C, 0.19% 12/1/11, VRDN (b)	13,500,000	13,500,000
Series 1995 E, 0.12% 12/1/11, VRDN (b)	6,600,000	6,600,000
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)	10,000,000	10,000,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.11% 12/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (b)	3,000,000	3,000,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.13% 12/1/11, VRDN (b)	12,000,000	12,000,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.13% 12/1/11, VRDN (b)(c)	10,000,000	10,000,000
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.14% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,000,000	1,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.13% 12/1/11, VRDN (b)(c)	19,000,000	19,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.13% 12/1/11, VRDN (b)(c)	95,900,000	95,900,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.13% 12/1/11, VRDN (b)(c)	24,890,000	24,890,000
		205,920,000
Alaska - 0.4%
Valdez Marine Term. Rev.:
(Exxon Pipeline Co. Proj.) Series 1985, 0.06% 12/1/11 (Exxon Mobil Corp. Guaranteed), VRDN (b)	14,700,000	14,700,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.15% 12/7/11 (ConocoPhillips Guaranteed), VRDN (b)	2,000,000	2,000,000
Series 1994 C, 0.18% 12/7/11 (ConocoPhillips Guaranteed), VRDN (b)	5,000,000	5,000,000
		21,700,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - 0.4%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.13% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	$ 8,110,000	$ 8,110,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.18% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	4,200,325	4,200,325
(San Martin Apts. Proj.) Series A1, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	1,300,000	1,300,000
(San Miguel Apts. Proj.) Series 2003, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	1,300,000	1,300,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	2,750,000	2,750,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series ROC II R 12311, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	1,900,000	1,900,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.26% 12/7/11, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
		20,560,325
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.2% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	980,000	980,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.13% 12/7/11, LOC Royal Bank of Scotland PLC, VRDN (b)(c)	5,000,000	5,000,000
		5,980,000
California - 13.4%
Affordable Hsg. Agcy. Multi-family Hsg. Rev. (Westridge at Hilltop Apts.) Series 2003 A, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	4,390,000	4,390,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	2,035,000	2,035,000
Belmont-Redwood Shores Sdhs Participating VRDN Series WF 11 10, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	10,360,000	10,360,000
California Edl. Facilities Auth. Rev. Participating VRDN Series BBT 2014, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	1,940,000	1,940,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.:
Series 2003 A2, 0.08% 12/1/11, LOC Bank of Montreal, VRDN (b)	$ 6,550,000	$ 6,550,000
Series 2004 A1, 0.08% 12/1/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	12,000,000	12,000,000
Series 2004 A4, 0.09% 12/1/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	27,150,000	27,150,000
Series 2004 A5, 0.08% 12/1/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	2,970,000	2,970,000
Series 2004 B2, 0.07% 12/1/11, LOC Citibank NA, VRDN (b)	5,900,000	5,900,000
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 B, 0.08% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,900,000	3,900,000
(Children's Hosp. Los Angeles Proj.) Series 2010 B, 0.2% 12/1/11, LOC Bank of America NA, VRDN (b)	2,000,000	2,000,000
(St. Joseph Health Sys. Proj.) Series 2011 B, 0.07% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,950,000	10,950,000
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2003 H, 0.11% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	9,475,000	9,475,000
Series 2003 M, 0.11% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,445,000	4,445,000
Series 2006 C, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	73,900,000	73,900,000
Series 2006 F1, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	3,625,000	3,625,000
Series 2007 H, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,400,000	4,400,000
Series 2007 K, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	10,100,000	10,100,000
Series 2008 D, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	3,500,000	3,500,000
Series 2008 F, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	14,260,000	14,260,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Multifamily Hsg. Prog.) Series 2007 H, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	$ 6,400,000	$ 6,400,000
California Infrastructure & Econ. Dev. Bank Rev.:
(Los Angeles County Museum of Natural History Foundation Proj.):
Series 2008 A, 0.07% 12/1/11, LOC Wells Fargo Bank NA, VRDN (b)	12,495,000	12,495,000
Series 2008 B, 0.07% 12/1/11, LOC Wells Fargo Bank NA, VRDN (b)	4,630,000	4,630,000
(Pacific Gas and Elec. Co. Proj.):
Series 2009 A, 0.08% 12/1/11, LOC Mizuho Corporate Bank Ltd., VRDN (b)	48,740,000	48,740,000
Series 2009 B, 0.08% 12/1/11, LOC Mizuho Corporate Bank Ltd., VRDN (b)	28,530,000	28,530,000
Series 2009 C, 0.08% 12/1/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	58,510,000	58,510,000
(RAND Corp. Proj.) Series 2008 B, 0.14% 12/1/11, LOC Bank of America NA, VRDN (b)	4,200,000	4,200,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.12% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	24,400,000	24,400,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.12% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	7,200,000	7,200,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.18% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	5,165,000	5,165,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.12% 12/1/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	18,300,000	18,300,000
Series 2001 W2, 0.12% 12/1/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	31,538,000	31,538,000
Series 2001 W3, 0.12% 12/1/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	18,000,000	18,000,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	7,045,000	7,045,000
(The Crossings at Elk Grove Apts.) Series H, 0.15% 12/7/11, LOC Citibank NA, VRDN (b)(c)	7,750,000	7,750,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.12% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 6,700,000	$ 6,700,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	10,000,000	10,000,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series ROC II R 12322, 0.11% 12/1/11 (Liquidity Facility Citibank NA) (b)(d)	24,270,000	24,270,000
Los Angeles Gen. Oblig. Participating VRDN:
Series Putters 3930, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	29,995,000	29,995,000
Series Putters 3931, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	25,290,000	25,290,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.14% 12/7/11, LOC Citibank NA, VRDN (b)(c)	2,700,000	2,700,000
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.15% 12/1/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	23,900,000	23,900,000
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	16,000,000	16,000,000
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.) Series 2008 B, 0.09% 12/1/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	3,600,000	3,600,000
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts. Proj.) 0.15% 12/7/11, LOC Citibank NA, VRDN (b)(c)	8,484,000	8,484,000
San Diego Cmnty. College District Participating VRDN Series WF11 87C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	10,000,000	10,000,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Antonia Manor Apts. Proj.) Series 2000 E, 0.13% 12/7/11, LOC Citibank NA, VRDN (b)(c)	2,050,000	2,050,000
San Jose Multi-family Hsg. Rev. (Siena at Renaissance Square Proj.) Series 1996 A, 0.13% 12/7/11, LOC Key Bank NA, VRDN (b)(c)	6,000,000	6,000,000
San Pablo Redev. Agcy. 0.15% 12/1/11, LOC Union Bank of California, VRDN (b)	4,450,000	4,450,000
Santa Cruz Redev. Agcy. Multi-family Rev. (Shaffer Road Apts. Proj.) Series A, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	4,925,000	4,925,000
		675,117,000
Municipal Securities - continued
	Principal Amount	Value
Colorado - 0.5%
Colorado Hsg. & Fin. Auth.:
Series 2002 B3, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)	$ 2,380,000	$ 2,380,000
Series 2002 C3, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	895,000	895,000
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2008 A3, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,750,000	7,750,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	12,500,000	12,500,000
Series ROC II R 11918, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	3,340,000	3,340,000
		26,865,000
Connecticut - 0.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.5% tender 12/6/11, CP mode	5,400,000	5,400,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Edgehill Proj.) Series 2000 C, 0.15% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	9,700,000	9,700,000
Participating VRDN:
Series BBT 08 32, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	9,500,000	9,500,000
Series Putters 2862, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,735,000	7,735,000
		32,335,000
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.4% 12/7/11, VRDN (b)	5,800,000	5,800,000
Series 1999 B, 0.45% 12/7/11, VRDN (b)(c)	1,100,000	1,100,000
(Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.09% 12/1/11, LOC PNC Bank NA, VRDN (b)	13,000,000	13,000,000
		19,900,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - 0.9%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.09% 12/1/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 39,000,000	$ 39,000,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Putters 3967 Z, 0.22% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	5,000,000	5,000,000
		44,000,000
Florida - 8.9%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.):
Series 2007, 0.15% 12/1/11, LOC Bank of Scotland PLC, VRDN (b)	18,715,000	18,715,000
Series A, 0.15% 12/1/11, LOC Bank of Scotland PLC, VRDN (b)	14,000,000	14,000,000
Brevard County Indl. Dev. Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2005, 0.09% 12/1/11 (AGL Resources, Inc. Guaranteed), LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(c)	20,000,000	20,000,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.12% 12/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	27,565,000	27,565,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.48% 12/7/11, LOC Bank of America NA, VRDN (b)(c)	2,150,000	2,150,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.12% 12/1/11, VRDN (b)	8,500,000	8,500,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.12% 12/1/11, VRDN (b)	43,700,000	43,700,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series WF11 60 C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	7,555,000	7,555,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clascona Groves Apts. Proj.) Series A, 0.18% 12/7/11, LOC Citibank NA, VRDN (b)(c)	3,080,000	3,080,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	6,660,000	6,660,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.18% 12/7/11, LOC Citibank NA, VRDN (b)(c)	13,580,000	13,580,000
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.19% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	6,500,000	6,500,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.14% 12/1/11, LOC Bank of America NA, VRDN (b)	$ 5,000,000	$ 5,000,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 F, 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)	11,000,000	11,000,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Series Three 2008 B4, 0.09% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)	7,285,000	7,285,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 0.12% 12/1/11, LOC Wells Fargo Bank NA, VRDN (b)	1,300,000	1,300,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.12% 12/1/11, VRDN (b)	49,500,000	49,500,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.12% 12/1/11, VRDN (b)	16,160,000	16,160,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.12% 12/1/11, VRDN (b)	73,600,000	73,600,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.23% 12/7/11, LOC Bank of America NA, VRDN (b)(c)	4,100,000	4,100,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.18% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.13% 12/7/11, LOC Freddie Mac, VRDN (b)(c)	755,000	755,000
(Wtr. View Club Proj.) Series 1997 D, 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	1,945,000	1,945,000
Palm Beach County Rev. (Norton Gallery and School of Art, Inc. Proj.) Series 1995, 0.22% 12/7/11, LOC Northern Trust Co., VRDN (b)	3,000,000	3,000,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.09% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	28,000,000	28,000,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.12% 12/1/11, LOC Wells Fargo Bank NA, VRDN (b)	2,300,000	2,300,000
Series 2009 B, 0.12% 12/1/11, LOC Wells Fargo Bank NA, VRDN (b)	1,800,000	1,800,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.12% 12/1/11, VRDN (b)	4,480,000	4,480,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	5,785,000	5,785,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.11% 12/1/11 (Liquidity Facility Citibank NA) (b)(d)	$ 40,700,000	$ 40,700,000
Tallahassee Energy Sys. Rev. Participating VRDN Series MS 3273 X, 0.18% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	6,500,000	6,500,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	8,900,000	8,900,000
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	5,200,000	5,200,000
		450,715,000
Georgia - 2.2%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.15% 12/1/11, LOC Bank of America NA, VRDN (b)	5,485,000	5,485,000
Series 2005 B, 0.15% 12/1/11, LOC Bank of America NA, VRDN (b)	11,975,000	11,975,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	3,805,000	3,805,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.16% 12/1/11, VRDN (b)(c)	12,000,000	12,000,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.3% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.19% 12/1/11, VRDN (b)	18,890,000	18,890,000
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series 2003 B, 0.12% 12/1/11, LOC Wells Fargo Bank NA, VRDN (b)	2,000,000	2,000,000
Georgia Gen. Oblig. Participating VRDN Series MT 729, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (b)(d)	6,605,000	6,605,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.17% 12/1/11, VRDN (b)	23,200,000	23,200,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.13% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	8,195,000	8,195,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) 0.14% 12/7/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 8,155,000	$ 8,155,000
Participating VRDN Series WF 11 95C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	4,865,000	4,865,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.12% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	2,000,000	2,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.75% 12/7/11, VRDN (b)(c)	1,100,000	1,100,000
		110,975,000
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11910, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	2,645,000	2,645,000
Idaho - 0.6%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2001 A, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	2,700,000	2,700,000
Series 2002 A, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,710,000	7,710,000
Series 2002 B1, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,160,000	6,160,000
Series 2002 E, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,805,000	7,805,000
Series 2003 C, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,405,000	6,405,000
		30,780,000
Illinois - 6.3%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	1,315,000	1,315,000
Chicago Board of Ed.:
Series 2009 B, 0.11% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,000,000	1,000,000
Series 2010 A, 0.11% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	2,725,000	2,725,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Chicago Board of Ed.: - continued
Series 2010 B, 0.11% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 4,530,000	$ 4,530,000
Chicago Gen. Oblig. (Neighborhoods Alive 21 Prog.) Series 2002 B5, 0.1% 12/1/11, LOC Northern Trust Co., VRDN (b)	4,100,000	4,100,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 0.13% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	60,625,000	60,625,000
Series 1998 B, 0.13% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	49,000,000	49,000,000
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.09% 12/1/11, LOC BMO Harris Bank NA, VRDN (b)	3,900,000	3,900,000
Series 2008 C3, 0.09% 12/1/11, LOC Northern Trust Co., VRDN (b)	57,400,000	57,400,000
Chicago Wtr. Rev. Series 2004 A2, 0.17% 12/7/11, LOC California Pub. Employees Retirement Sys., VRDN (b)	2,550,000	2,550,000
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.13% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,000,000	4,000,000
(Illinois College Proj.) 0.14% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,085,000	7,085,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (b)	17,200,000	17,200,000
(Provena Health Proj.) Series 2010 D, 0.11% 12/7/11, LOC Union Bank of California, VRDN (b)	11,165,000	11,165,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.12% 12/7/11, LOC Northern Trust Co., VRDN (b)	2,500,000	2,500,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 D2, 0.12% 12/1/11, LOC Bank of America NA, VRDN (b)	2,500,000	2,500,000
Series 2010 B, 0.09% 12/1/11, LOC Wells Fargo Bank NA, VRDN (b)	27,090,000	27,090,000
Participating VRDN Series Putters 3302, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	12,640,000	12,640,000
Series 2011 B, 0.09% 12/1/11, LOC Wells Fargo Bank NA, VRDN (b)	20,400,000	20,400,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) Series 2005, 0.08% 12/1/11, VRDN (b)(c)	8,900,000	8,900,000
Metropolitan Pier & Exposition Participating VRDN Series MS 3215, 0.17% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.11% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 3,900,000	$ 3,900,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.07% 12/1/11 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	4,600,000	4,600,000
		319,125,000
Indiana - 0.8%
Indiana Fin. Auth. Hosp. Rev. (Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.15% 12/1/11, LOC Branch Banking & Trust Co., VRDN (b)	25,645,000	25,645,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series A, 0.2% 12/1/11, LOC Comerica Bank, VRDN (b)	11,980,000	11,980,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.):
Series A, 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,135,000	1,135,000
Series B, 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,570,000	2,570,000
		41,330,000
Iowa - 0.5%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 D, 0.19% 12/1/11, LOC Bank of America NA, VRDN (b)	4,185,000	4,185,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.19% 12/7/11, VRDN (b)(c)	12,000,000	12,000,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.15% 12/1/11, LOC Northern Trust Co., VRDN (b)	8,500,000	8,500,000
		24,685,000
Kansas - 1.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.22% 12/7/11, LOC Bank of America NA, VRDN (b)(c)	6,900,000	6,900,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,500,000	4,500,000
Wichita Gen. Oblig. Participating VRDN Series Putters 3951, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	49,000,000	49,000,000
		60,400,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - 1.3%
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 0.14% 12/7/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 2,500,000	$ 2,500,000
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2004 A, 0.13% 12/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(c)	10,000,000	10,000,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.15% 12/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.15% 12/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,750,000	2,750,000
Series 1993 B, 0.15% 12/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.2% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	3,000,000	3,000,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B1, 0.13% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	13,000,000	13,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.15% 12/7/11, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(c)	1,300,000	1,300,000
Lexington-Fayette Urban County Arpt. Rev. Series 2008 B, 0.09% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	1,350,000	1,350,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 0.13% 12/1/11 (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	26,700,000	26,700,000
		65,900,000
Louisiana - 4.4%
Lake Charles Hbr. & Rev. District (Conoco, Inc. Proj.) Series 1999 B, 0.18% 12/7/11, VRDN (b)(c)	3,400,000	3,400,000
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.13% 12/7/11, VRDN (b)(c)	900,000	900,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 11888X, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	5,975,000	5,975,000
Series Solar 06 150, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	20,480,000	20,480,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.11% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 600,000	$ 600,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.09% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	47,100,000	47,100,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.18% 12/7/11, VRDN (b)(c)	3,000,000	3,000,000
Series 2005, 0.07% 12/1/11, VRDN (b)	9,900,000	9,900,000
Series A, 0.08% 12/1/11, VRDN (b)	52,500,000	52,500,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 0.12% 12/1/11, VRDN (b)(c)	28,000,000	28,000,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.13% 12/1/11, VRDN (b)(c)	26,400,000	26,400,000
Series 1993, 0.12% 12/1/11, VRDN (b)(c)	22,000,000	22,000,000
		220,255,000
Maryland - 1.2%
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.):
Series 2008 A, 0.19% 12/1/11, LOC Bank of America NA, VRDN (b)	15,155,000	15,155,000
Series 2008 B, 0.19% 12/1/11, LOC Bank of America NA, VRDN (b)	2,735,000	2,735,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.19% 12/1/11, LOC Bank of America NA, VRDN (b)	27,300,000	27,300,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.15% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	3,000,000	3,000,000
Montgomery County Hsg. Opportunities Commission Multifamily Hsg. Rev. Series 2004 D, 0.15% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	12,705,000	12,705,000
		60,895,000
Massachusetts - 0.7%
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J2, 0.11% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	21,400,000	21,400,000
(Partners HealthCare Sys., Inc. Proj.) Series D5, 0.07% 12/1/11, VRDN (b)	3,520,000	3,520,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Wellesley College Proj.) Series I, 0.07% 12/1/11, VRDN (b)	$ 2,000,000	$ 2,000,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.9% tender 12/6/11, CP mode	5,800,000	5,800,000
		32,720,000
Michigan - 2.1%
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.2% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	25,600,000	25,600,000
Series 2009 B, 0.2% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	2,500,000	2,500,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	895,000	895,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.11% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	3,800,000	3,800,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series MS 3244, 0.18% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	12,455,000	12,455,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	10,700,000	10,700,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Ascension Health Cr. Group Proj.) Series 2007 V1, 0.08% 12/1/11, VRDN (b)	34,130,000	34,130,000
(Majestic Ind., Inc. Proj.) 0.24% 12/7/11, LOC Comerica Bank, VRDN (b)(c)	1,300,000	1,300,000
Wayne County Arpt. Auth. Rev. 0.12% 12/7/11, LOC PNC Bank NA, VRDN (b)(c)	12,000,000	12,000,000
		103,380,000
Minnesota - 1.7%
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev. (Regatta Commons Proj.) Series A, 0.27% 12/7/11, LOC Bank of America NA, VRDN (b)(c)	25,155,000	25,155,000
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.18% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	4,425,000	4,425,000
Municipal Securities - continued
	Principal Amount	Value
Minnesota - continued
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.26% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	$ 1,400,000	$ 1,400,000
Metropolitan Council Gen. Oblig. Rev. Participating VRDN:
Series Putters 3954, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,495,000	2,495,000
Series Putters 3955, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	26,000,000	26,000,000
Minnesota Gen. Oblig. Participating VRDN Series WF 11 110C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	9,415,000	9,415,000
Minnesota Office of Higher Ed.:
Series 2008 B, 0.12% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	5,750,000	5,750,000
Series 2011 A, 0.12% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	10,000,000	10,000,000
Plymouth Multifamily Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.26% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	1,850,000	1,850,000
		86,490,000
Mississippi - 0.4%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 0.15% 12/1/11, VRDN (b)(c)	18,100,000	18,100,000
Missouri - 1.6%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 0.06% 12/1/11, VRDN (b)	3,200,000	3,200,000
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) 0.15% 12/1/11, VRDN (b)	5,860,000	5,860,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.09% 12/1/11, LOC Wells Fargo Bank NA, VRDN (b)	5,265,000	5,265,000
Series 2008 A2, 0.09% 12/1/11, LOC Wells Fargo Bank NA, VRDN (b)	5,400,000	5,400,000
(Washington Univ. Proj.) Series 2003 B, 0.06% 12/1/11 (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (b)	5,585,000	5,585,000
Series 2011 B, 0.2% 12/1/11, LOC Bank of America NA, VRDN (b)	3,400,000	3,400,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group, Inc. Proj.) Series 2009, 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	53,590,000	53,590,000
		82,300,000
Municipal Securities - continued
	Principal Amount	Value
Montana - 0.2%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 2,770,000	$ 2,770,000
Montana Board Invt. Resource Recovery Rev. (Colstrip Proj.) Series 1989, 0.15% 12/7/11, LOC Union Bank of California, VRDN (b)(c)	5,700,000	5,700,000
		8,470,000
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.13% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	7,200,000	7,200,000
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.09% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	22,310,000	22,310,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.17% 12/7/11, VRDN (b)(c)	2,200,000	2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.11% 12/7/11 (Cargill, Inc. Guaranteed) (Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (b)(c)	4,600,000	4,600,000
		36,310,000
Nevada - 1.8%
Clark County Arpt. Rev.:
Series 2008 C1, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	21,150,000	21,150,000
Series 2008 D 2A, 0.12% 12/7/11, LOC Citibank NA, VRDN (b)	1,900,000	1,900,000
Series 2008 D 2B, 0.11% 12/7/11, LOC Royal Bank of Canada, VRDN (b)	1,900,000	1,900,000
Series 2008 D1, 0.12% 12/7/11, LOC Citibank NA, VRDN (b)	12,000,000	12,000,000
Series 2011 B1, 0.14% 12/7/11, LOC Citibank NA, VRDN (b)(c)	11,300,000	11,300,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 0.21% 12/7/11, LOC Bank of America NA, VRDN (b)(c)	4,900,000	4,900,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.13% 12/7/11, LOC Union Bank of California, VRDN (b)	5,600,000	5,600,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - continued
Las Vegas Gen. Oblig. Series 2006 C, 0.14% 12/1/11, LOC Lloyds TSB Bank PLC, VRDN (b)	$ 17,430,000	$ 17,430,000
Nevada Dept. of Bus. & Industry (LVE Energy Partners LLC Proj.) 0.16% 12/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(c)	16,095,000	16,095,000
		92,275,000
New Hampshire - 0.5%
Manchester Arpt. Rev. Series 2008, 0.2% 12/7/11, LOC RBS Citizens NA, VRDN (b)(c)	7,500,000	7,500,000
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.5% tender 12/9/11, CP mode (c)	10,700,000	10,700,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 0.33% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	4,925,000	4,925,000
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011 B, 0.16% 12/7/11, LOC Royal Bank of Canada, VRDN (b)(c)	4,000,000	4,000,000
		27,125,000
New Jersey - 0.0%
Rutgers State Univ. Rev. Series 2009 G, 0.09% 12/1/11 (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (b)	1,800,000	1,800,000
New Mexico - 0.5%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.13% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	24,385,000	24,385,000
New York - 3.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2001 1B, 0.07% 12/1/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,300,000	1,300,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Granite Terrace Apts.) Series A, 0.16% 12/7/11, LOC Citibank NA, VRDN (b)(c)	4,060,000	4,060,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Brookhaven Apts. Proj.) Series A, 0.14% 12/7/11, LOC Citibank NA, VRDN (b)(c)	3,300,000	3,300,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.11% 12/7/11, LOC Freddie Mac, VRDN (b)(c)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(Rivereast Apts. Proj.) Series A, 0.11% 12/7/11, LOC Freddie Mac, VRDN (b)(c)	$ 45,850,000	$ 45,850,000
(West 43rd Street Proj.) Series 1999 A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	5,000,000	5,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3231Z, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,175,000	7,175,000
Series 2011 DD-3B, 0.09% 12/1/11 (Liquidity Facility California Teachers Retirement Sys.), VRDN (b)	7,010,000	7,010,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series Putters 3545, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,860,000	5,860,000
Series ROC II R 11902, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	3,800,000	3,800,000
Series ROC II R 11903, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	3,200,000	3,200,000
Series C, 0.11% 12/1/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (b)	28,500,000	28,500,000
New York Dorm. Auth. Revs.:
(Pratt Institute Proj.) Series 2009 A, 0.12% 12/7/11, LOC TD Banknorth, NA, VRDN (b)	9,300,000	9,300,000
Participating VRDN:
Series EGL 07 0002, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	12,000,000	12,000,000
Series EGL 07 0066, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	15,000,000	15,000,000
Series ROC II R 11535, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	1,140,000	1,140,000
New York Hsg. Fin. Agcy. Rev.:
(150 East 44th Street Hsg. Proj.) Series 2000 A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	3,000,000	3,000,000
(750 Sixth Avenue Hsg. Proj.) Series 1999 A, 0.12% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	5,800,000	5,800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Parkledge Apts. Hsg. Proj.) Series A, 0.16% 12/7/11, LOC Freddie Mac, VRDN (b)(c)	$ 8,700,000	$ 8,700,000
(West 33rd Street Hsg. Proj.) Series A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	8,700,000	8,700,000
		189,695,000
North Carolina - 1.3%
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.12% 12/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	2,140,000	2,140,000
Series 2006 B, 0.12% 12/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	5,055,000	5,055,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.2% 12/1/11, VRDN (b)(c)	4,000,000	4,000,000
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.17% 12/7/11, LOC RBC Centura Bank, Rocky Mount, VRDN (b)	4,650,000	4,650,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 7050060, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	23,150,000	23,150,000
Series Putters 3248, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,550,000	3,550,000
Series Putters 3333, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,500,000	1,500,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 B, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)	7,000,000	7,000,000
Orange Wtr. & Swr. Auth. Series 2004 B, 0.12% 12/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	10,000,000	10,000,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.22% 12/7/11, LOC Branch Banking & Trust Co., VRDN (b)(c)	2,450,000	2,450,000
Wake County Gen. Oblig. Series 2003 C, 0.12% 12/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	3,440,000	3,440,000
		66,935,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 1.4%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 B, 0.09% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 9,400,000	$ 9,400,000
Series 2010 C, 0.06% 12/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	7,900,000	7,900,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.13% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	7,905,000	7,905,000
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.2% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	10,550,000	10,550,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.35% 12/7/11, VRDN (b)	5,000,000	5,000,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,700,000	1,700,000
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.07% 12/1/11, VRDN (b)	9,950,000	9,950,000
Series 2008 B1, 0.11% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,500,000	6,500,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3551, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,435,000	10,435,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.12% 12/1/11, LOC Wells Fargo Bank NA, VRDN (b)	1,236,000	1,236,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.13% 12/1/11, LOC PNC Bank NA, VRDN (b)(c)	1,000,000	1,000,000
		71,576,000
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.2% 12/1/11, LOC Bank of America NA, VRDN (b)	3,000,000	3,000,000
Oklahoma Dev. Fin. Auth. Rev. (ConocoPhillips Co. Proj.) 0.16% 12/7/11, VRDN (b)(c)	9,300,000	9,300,000
Oklahoma St Tpk. Auth. Tpk. Rev. Participating VRDN Series ROC II R 11985 1 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	8,000,000	8,000,000
		20,300,000
Municipal Securities - continued
	Principal Amount	Value
Oregon - 2.7%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.11% 12/1/11, LOC Bank of Scotland PLC, VRDN (b)	$ 126,555,000	$ 126,555,000
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.18% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,400,000	1,400,000
Oregon Gen. Oblig. Participating VRDN Series WF11 57 C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	5,925,000	5,925,000
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.12% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,735,000	1,735,000
		135,615,000
Pennsylvania - 3.2%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (b)	8,750,000	8,750,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.):
Series 2001 B, 0.09% 12/1/11, LOC PNC Bank NA, VRDN (b)	4,000,000	4,000,000
Series 2008 B, 0.14% 12/1/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	24,450,000	24,450,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.18% 12/7/11, LOC PNC Bank NA, VRDN (b)(c)	1,000,000	1,000,000
Chester County Indl. Dev. Auth. Student Hsg. Rev.:
(Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.12% 12/7/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	11,700,000	11,700,000
Series 2008 A, 0.19% 12/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,480,000	4,480,000
Chester County Intermediate Unit Rev. Series 2003, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (b)	1,500,000	1,500,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 B, 0.17% 12/1/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,975,000	2,975,000
Series 2008, 0.17% 12/1/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,190,000	1,190,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.14% 12/7/11, LOC PNC Bank NA, VRDN (b)	8,755,000	8,755,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	4,930,000	4,930,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 0.25% 12/7/11, LOC PNC Bank NA, VRDN (b)(c)	$ 300,000	$ 300,000
Series 2004 D3, 0.25% 12/1/11, LOC PNC Bank NA, VRDN (b)(c)	400,000	400,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Holy Family Univ. Proj.) Series 2008, 0.14% 12/7/11, LOC TD Banknorth, NA, VRDN (b)	2,055,000	2,055,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-91B, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,900,000	4,900,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.11% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)	41,580,000	41,580,000
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) Series 2002, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (b)	13,860,000	13,860,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.09% 12/1/11, LOC PNC Bank NA, VRDN (b)	24,460,000	24,460,000
		161,285,000
Rhode Island - 0.6%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.15% 12/7/11, LOC Bank of America NA, VRDN (b)	2,600,000	2,600,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.11% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	10,000,000	10,000,000
Series 2008 B3, 0.11% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	7,000,000	7,000,000
Series 2008 B4, 0.11% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	13,000,000	13,000,000
		32,600,000
South Carolina - 0.9%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.27% 12/7/11, VRDN (b)(c)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.2% 12/1/11, VRDN (b)(c)	9,500,000	9,500,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.19% 12/7/11, LOC Branch Banking & Trust Co., VRDN (b)(c)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.: - continued
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.19% 12/7/11, LOC Branch Banking & Trust Co., VRDN (b)(c)	$ 5,465,000	$ 5,465,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Solar 07 70, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	20,405,000	20,405,000
		46,370,000
Tennessee - 7.6%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.13% 12/7/11, LOC Branch Banking & Trust Co., VRDN (b)	1,445,000	1,445,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.19% 12/1/11, LOC Bank of America NA, VRDN (b)	35,125,000	35,125,000
Series 2003, 0.19% 12/1/11, LOC Bank of America NA, VRDN (b)	32,030,000	32,030,000
Series 2004, 0.19% 12/1/11, LOC Bank of America NA, VRDN (b)	17,680,000	17,680,000
Series 2005, 0.19% 12/1/11, LOC Bank of America NA, VRDN (b)	50,000,000	50,000,000
Series 2008, 0.19% 12/1/11, LOC Bank of America NA, VRDN (b)	148,740,000	148,740,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.26% 12/7/11, LOC Bank of America NA, VRDN (b)	1,200,000	1,200,000
Series 2002, 0.19% 12/1/11, LOC Bank of America NA, VRDN (b)	32,780,000	32,780,000
Series 2004, 0.19% 12/1/11, LOC Bank of America NA, VRDN (b)	28,500,000	28,500,000
Series 2006, 0.19% 12/1/11, LOC Bank of America NA, VRDN (b)	38,150,000	38,150,000
		385,650,000
Texas - 9.9%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.16% 12/7/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	5,000,000	5,000,000
Series 2005 4, 0.16% 12/7/11, LOC Royal Bank of Canada New York Branch, VRDN (b)(c)	7,125,000	7,125,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	$ 5,555,000	$ 5,555,000
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.13% 12/1/11, LOC Citibank NA, VRDN (b)(c)	62,000,000	62,000,000
(Texas Utils. Energy Co. Proj.) Series 2002 A, 0.13% 12/1/11, LOC Citibank NA, VRDN (b)(c)	27,100,000	27,100,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.14% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,300,000	12,300,000
Series 2002 A:
0.14% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,500,000	12,500,000
0.2% 12/1/11, LOC Bank of America NA, VRDN (b)(c)	7,500,000	7,500,000
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,400,000	6,400,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.16% 12/7/11, LOC PNC Bank NA, VRDN (b)(c)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.15% 12/7/11, LOC Citibank NA, VRDN (b)(c)	13,865,000	13,865,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.13% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(d)	6,620,000	6,620,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	6,400,000	6,400,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.09% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	7,000,000	7,000,000
Frisco Independent School District Participating VRDN Series WF 11 1C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	6,895,000	6,895,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1993 B, 0.14% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	18,000,000	18,000,000
Series 1995 B, 0.14% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 0.14% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(c)	$ 10,250,000	$ 10,250,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.11% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	6,925,000	6,925,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 B1, 0.09% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	5,725,000	5,725,000
Series 2008 B2, 0.09% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	15,990,000	15,990,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2007 B, 0.09% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	9,490,000	9,490,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Lafayette Village Apts. Proj.) Series 2006, 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	6,900,000	6,900,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.13% 12/1/11, VRDN (b)(c)	124,700,000	124,700,000
Houston Gen. Oblig. Series A, 0.2% 12/6/11, LOC Union Bank of California, CP	4,400,000	4,400,000
Houston Util. Sys. Rev. Participating VRDN Series ROC II R 11885X, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	3,400,000	3,400,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.23% 12/7/11, LOC Bank of America NA, VRDN (b)(c)	8,610,000	8,610,000
North East Texas Independent School District Participating VRDN Series Solar 07 101, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,385,000	8,385,000
Port Arthur Navigation District Envir. Facilities Rev.:
(Motiva Enterprises LLC Proj.) Series 2004, 0.17% 12/7/11, VRDN (b)(c)	13,840,000	13,840,000
Series 2010 D, 0.11% 12/1/11, VRDN (b)	17,800,000	17,800,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2002, 0.18% 12/7/11, VRDN (b)(c)	8,000,000	8,000,000
Series 2005, 0.08% 12/1/11 (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)	8,300,000	8,300,000
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 0.11% 12/7/11, VRDN (b)	26,000,000	26,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.2% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	$ 1,700,000	$ 1,700,000
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 0.3% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	600,000	600,000
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11920, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	2,895,000	2,895,000
		498,870,000
Utah - 2.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)	7,300,000	7,300,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 A, 0.09% 12/1/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,885,000	8,885,000
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	33,300,000	33,300,000
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 C2, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,515,000	6,515,000
Series 2002 E, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,125,000	5,125,000
Series 2004 C, 0.15% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,085,000	5,085,000
Series 2004 D, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	8,875,000	8,875,000
Series 2004 F, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	2,400,000	2,400,000
Series 2005 A, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,060,000	6,060,000
Series 2005 F, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,185,000	7,185,000
Series 2005 H, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,690,000	4,690,000
Municipal Securities - continued
	Principal Amount	Value
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.: - continued
Series 2006 F, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	$ 8,130,000	$ 8,130,000
Utah Hsg. Fin. Agcy. Series 2000 C, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,730,000	4,730,000
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,050,000	6,050,000
		114,330,000
Virginia - 2.2%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.):
Series 2008 A, 0.13% 12/7/11, LOC Branch Banking & Trust Co., VRDN (b)	7,900,000	7,900,000
Series 2008 B, 0.13% 12/7/11, LOC Branch Banking & Trust Co., VRDN (b)	6,000,000	6,000,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.35% 12/7/11, LOC RBC Centura Bank, Rocky Mount, VRDN (b)(c)	700,000	700,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.17% 12/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	8,645,000	8,645,000
Series 1994 B, 0.17% 12/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	9,000,000	9,000,000
Series 1995, 0.12% 12/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	7,500,000	7,500,000
Series 1996 A, 0.12% 12/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	9,200,000	9,200,000
Series 1997, 0.12% 12/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	9,300,000	9,300,000
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 0.35% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,900,000	1,900,000
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.15% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	1,870,000	1,870,000
Virginia Commonwealth Univ. Health Sys. Auth.:
Series 2008 A, 0.1% 12/1/11, LOC Branch Banking & Trust Co., VRDN (b)	12,620,000	12,620,000
Series 2008 B, 0.12% 12/1/11, LOC Branch Banking & Trust Co., VRDN (b)	14,580,000	14,580,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
Virginia Commonwealth Univ. Health Sys. Auth.: - continued
Series 2008 C, 0.1% 12/1/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 14,275,000	$ 14,275,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.27% 12/7/11 (Liquidity Facility Bank of America NA) (b)(c)(d)	5,600,000	5,600,000
		109,090,000
Washington - 1.3%
King County Gen. Oblig. Participating VRDN Series Putters 3924, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	8,400,000	8,400,000
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (b)(d)	2,200,000	2,200,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) Series 2003 C, 0.2% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	17,895,000	17,895,000
Washington Health Care Facilities Auth. (Fred Hutchinson Cancer Ctr. Proj.) Series 2011 C, 0.12% 12/1/11, LOC Bank of America NA, VRDN (b)	3,070,000	3,070,000
Washington Health Care Facilities Auth. Rev. (Southwest Washington Med. Ctr.) Series 2008 A, 0.14% 12/7/11, LOC Union Bank of California, VRDN (b)	6,600,000	6,600,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,500,000	2,500,000
(Merrill Gardens at Tacoma Proj.) Series 2006 A, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(c)	17,640,000	17,640,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)	4,785,000	4,785,000
		63,090,000
West Virginia - 1.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 0.15% 12/7/11, LOC Branch Banking & Trust Co., VRDN (b)	13,000,000	13,000,000
(West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.15% 12/1/11, LOC Bank of America NA, VRDN (b)	11,215,000	11,215,000
(West Virginia United Health Sys. Proj.):
Series 2008 B, 0.11% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	19,615,000	19,615,000
Municipal Securities - continued
	Principal Amount	Value
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev.: - continued
Series 2009 B, 0.15% 12/7/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 4,700,000	$ 4,700,000
West Virgnia Econ. Dev. Auth. Enenery (Morgantown Energy Associates Proj.) Series 2011, 0.15% 12/7/11, LOC Union Bank of California, VRDN (b)(c)	3,640,000	3,640,000
		52,170,000
Wisconsin - 2.2%
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.13% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,100,000	10,100,000
Wisconsin Gen. Oblig. Participating VRDN Series WF 11-14C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	4,000,000	4,000,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.09% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	36,650,000	36,650,000
(Lutheran College Proj.) 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	16,100,000	16,100,000
(Nat'l. Regency of New Berlin, Inc. Proj.) 0.2% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	11,880,000	11,880,000
(ProHealth Care, Inc. Proj.):
Series 2008 A, 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,800,000	5,800,000
Series 2008 B, 0.2% 12/1/11, LOC JPMorgan Chase Bank, VRDN (b)	13,755,000	13,755,000
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2002 I, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	3,900,000	3,900,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2007 C, 0.16% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,215,000	6,215,000
		108,400,000
Municipal Securities - continued
	Principal Amount	Value
Wyoming - 0.2%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.2% 12/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	$ 3,500,000	$ 3,500,000
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 B, 0.07% 12/1/11 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	4,200,000	4,200,000
		7,700,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $5,017,113,325)		5,017,113,325
NET OTHER ASSETS (LIABILITIES) - 0.5%		27,103,744
NET ASSETS - 100%		$ 5,044,217,069
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,250,000 or 0.2% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2011 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,017,113,325)		$ 5,017,113,325
Cash		9
Receivable for investments sold		36,736,930
Interest receivable		826,011
Total assets		5,054,676,275

Liabilities
Payable for investments purchased	$ 9,900,113
Distributions payable	546,686
Other payables and accrued expenses	12,407
Total liabilities		10,459,206

Net Assets		$ 5,044,217,069
Net Assets consist of:
Paid in capital		$ 5,044,180,488
Undistributed net investment income		38
Accumulated undistributed net realized gain (loss) on investments		36,543
Net Assets, for 5,043,724,035 shares outstanding		$ 5,044,217,069
Net Asset Value, offering price and redemption price per share ($5,044,217,069 ÷ 5,043,724,035 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2011 (Unaudited)
Investment Income
Interest		$ 3,213,086

Expenses
Custodian fees and expenses	$ 34,459
Independent trustees' compensation	8,903
Total expenses before reductions	43,362
Expense reductions	(8,910)	34,452
Net investment income (loss)		3,178,634
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		26,105
Net increase in net assets resulting from operations		$ 3,204,739

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2011 (Unaudited)	Year ended May 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,178,634	$ 12,142,066
Net realized gain (loss)	26,105	25,001
Net increase in net assets resulting from operations	3,204,739	12,167,067
Distributions to shareholders from net investment income	(3,178,596)	(12,142,065)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,266,785,000	12,146,904,000
Cost of shares redeemed	(4,249,226,000)	(11,309,956,000)
Net increase (decrease) in net assets and shares resulting from share transactions	17,559,000	836,948,000
Total increase (decrease) in net assets	17,585,143	836,973,002

Net Assets
Beginning of period	5,026,631,926	4,189,658,924
End of period (including undistributed net investment income of $38 and $0, respectively)	$ 5,044,217,069	$ 5,026,631,926

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Invest- ment Operations
Net investment income (loss)	.001	.003	.003	.013	.032	.037
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.003	.003	.013	.032	.037
Distributions from net investment income	(.001)	(.003)	(.003)	(.013)	(.032)	(.037)
Distributions from net realized gain	-	-	-	-	- F	-
Total distributions	(.001)	(.003)	(.003)	(.013)	(.032)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.06%	.26%	.27%	1.34%	3.23%	3.76%
Ratios to Average Net Assets E
Expenses before reductions	-% A,D	-% D	-% D	-% D	-% D	.01%
Expenses net of fee waivers, if any	-% A,D	-% D	-% D	-% D	-% D	.01%
Expenses net of all reductions	-% A,D	-% D	-% D	-% D	-% D	.01%
Net investment income (loss)	.13% A	.26%	.27%	1.30%	3.03%	3.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,044,217	$ 5,026,632	$ 4,189,659	$ 2,777,836	$ 1,267,883	$ 672,471

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2011 (Unaudited)

1. Organization.

Fidelity® Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 5,017,113,325

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be May 31, 2012.

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $8,903.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

Semiannual Report

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has devoted increased resources to non U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Semiannual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Securities Lending
Cash Central Fund

Semiannual Report

November 30, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CCC-SANN-0112
1.743119.111

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period* June 1, 2011 to November 30, 2011
Actual	.0006%	$ 1,000.00	$ 1,000.60	$ .00 **
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.00	$ .00 **

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Amount represents less than $.01.

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 11/30/11	% of fund's investments 5/31/11	% of fund's investments 11/30/10
1 - 7	63.7	74.1	70.3
8 - 30	7.5	6.8	4.6
31 - 60	5.8	1.1	1.0
61 - 90	6.1	5.2	7.1
91 - 180	10.4	10.6	4.7
> 180	6.5	2.2	12.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	11/30/11	5/31/11	11/30/10
Fidelity Securities Lending Cash Central Fund	38 Days	26 Days	50 Days
All Taxable Money Market Funds Average***	43 Days	45 Days	48 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/11	5/31/11	11/30/10
Fidelity Securities Lending Cash Central Fund	50 Days	49 Days	73 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of November 30, 2011 *	As of May 31, 2011 **
Commercial Paper 1.3%	Commercial Paper 0.0%
Bank CDs, BAs, TDs, and Notes 42.9%	Bank CDs, BAs, TDs, and Notes 23.4%
Government Securities 37.1%	Government Securities 29.7%
Repurchase Agreements 22.1%	Repurchase Agreements 46.9%
Net Other Assets**** (3.4)%	Net Other Assets † 0.0%

* Foreign investments	29.2%	** Foreign investments	21.2%

*** Source: iMoneyNet, Inc.

**** Net Other Assets are not included in the pie chart.

† Amount represents less than 0.1%

Semiannual Report

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 1.5%
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 1.5%
Sumitomo Mitsui Banking Corp.
12/9/11	0.19%	$ 226,000,000	$ 225,999,121
Commercial Paper - 1.3%

JPMorgan Chase & Co.
12/1/11	0.01	200,000,000	200,000,000
Federal Agencies - 29.5%

Fannie Mae - 3.9%
12/19/11 to 5/30/12	0.09 to 0.11	600,573,000	600,452,132
Federal Farm Credit Bank - 0.5%
11/29/12	0.21 (b)	70,000,000	69,982,397
Federal Home Loan Bank - 13.1%
12/30/11 to 11/15/12	0.06 to 0.41 (b)	2,029,810,000	2,029,716,543
Freddie Mac - 12.0%
12/21/11 to 11/2/12	0.05 to 0.21 (b)	1,854,576,000	1,855,540,095
TOTAL FEDERAL AGENCIES			4,555,691,167
U.S. Treasury Obligations - 7.6%

U.S. Treasury Bills - 3.7%
1/12/12 to 5/31/12	0.07 to 0.08	571,000,000	570,874,237
U.S. Treasury Notes - 3.9%
12/31/11 to 6/15/12	0.07 to 0.15	594,000,000	596,982,087
TOTAL U.S. TREASURY OBLIGATIONS			1,167,856,324
Time Deposits - 41.4%

Bank of America NA
12/1/11	0.01	700,000,000	700,000,000
Bank of Nova Scotia
12/1/11	0.07	500,000,000	500,000,000
Barclays Bank PLC
12/1/11	0.12	400,000,000	400,000,000
Time Deposits - continued
	Yield (a)	Principal Amount	Value
Citibank NA
12/1/11	0.09%	$ 700,000,000	$ 700,000,000
Commerzbank AG
12/1/11	0.10	700,000,000	700,000,000
Deutsche Bank AG
12/1/11	0.06	700,000,000	700,000,000
DnB NOR Bank ASA
12/1/11	0.07	500,000,000	500,000,000
JPMorgan Chase & Co.
12/1/11	0.01	500,000,000	500,000,000
Nordea Bank AB
12/1/11	0.05	300,000,000	300,000,000
Royal Bank of Scotland NV
12/1/11	0.07	700,000,000	700,000,000
Swedbank AB
12/1/11	0.08	700,000,000	700,000,000
TOTAL TIME DEPOSITS			6,400,000,000
Repurchase Agreements - 22.1%
	Maturity Amount
In a joint trading account at:
0.1% dated 11/30/11 due 12/1/11 (Collateralized by U.S. Treasury Obligations) #	$ 40,000,111	40,000,000
0.12% dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) #	1,197,050,942	1,197,047,000
0.14% dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) #	20,738,080	20,738,000
With:
Barclays Capital, Inc. at:
0.09%, dated 11/29/11 due 12/6/11 (Collateralized by U.S. Treasury Obligations valued at $320,401,113, 0.13% - 4.63%, 7/15/12 - 2/15/40)	314,005,495	314,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Barclays Capital, Inc. at:
0.11%, dated 11/28/11 due 12/5/11 (Collateralized by U.S. Treasury Obligations valued at $329,573,926, 0% - 4.75%, 1/12/12 - 5/15/41)	$ 322,006,887	$ 322,000,000
0.15%, dated 11/7/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $363,156,313, 2.15% - 6.5%, 7/1/35 - 11/1/41)	356,089,000	356,000,000
0.18%, dated 11/9/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $362,139,832, 1.43% - 6.23%, 2/1/21 - 12/1/48)	355,157,975	355,000,000
Citigroup Global Capital Markets, Inc. at 0.1%, dated 11/30/11 due 12/7/11 (Collateralized by U.S. Treasury Obligations valued at $161,160,464, 0.63% - 1%, 4/30/12 - 2/28/13)	158,003,072	158,000,000
UBS Securities LLC at 0.19%, dated 12/7/11 due 12/7/11 (c)	351,057,428	351,000,000
Wells Fargo Securities, LLC at 0.19%, dated 11/30/11 due 12/1/11 (Collateralized by Corporate Obligations valued at $314,865,751, 2.38% - 9.46%, 8/15/12 - 6/15/41)	300,001,583	300,000,000
TOTAL REPURCHASE AGREEMENTS		3,413,785,000
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $15,963,331,612)		15,963,331,612
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(527,053,093)
NET ASSETS - 100%		$ 15,436,278,519
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement anticipated the delivery of Collateralized Mortgage Obligations as collateral on settlement date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$40,000,000 due 12/01/11 at 0.10%
BNP Paribas Securities Corp.	$ 438,001
HSBC Securities (USA), Inc.	39,561,999
$ 40,000,000
$1,197,047,000 due 12/01/11 at 0.12%
Barclays Capital, Inc.	$ 289,608,145
Merrill Lynch, Pierce, Fenner & Smith, Inc.	366,836,984
UBS Securities LLC	386,144,194
Wells Fargo Securities LLC	154,457,677
$ 1,197,047,000
$20,738,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 1,825,989
ING Financial Markets LLC	6,208,362
Mizuho Securities USA, Inc.	12,451,977
RBC Capital Markets Corp.	251,672
$ 20,738,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At May 31, 2011, the Fund had a capital loss carryforward of approximately $1,152,556 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,413,785,000) - See accompanying schedule: Unaffiliated issuers (cost $15,963,331,612)		$ 15,963,331,612
Cash		199,999,572
Interest receivable		3,852,979
Other receivables		65,408
Total assets		16,167,249,571

Liabilities
Payable for investments purchased	$ 729,466,138
Distributions payable	1,423,349
Other payables and accrued expenses	81,565
Total liabilities		730,971,052

Net Assets		$ 15,436,278,519
Net Assets consist of:
Paid in capital		$ 15,437,338,005
Undistributed net investment income		1,823
Accumulated undistributed net realized gain (loss) on investments		(1,061,309)
Net Assets, for 15,433,941,268 shares outstanding		$ 15,436,278,519
Net Asset Value, offering price and redemption price per share ($15,436,278,519 ÷ 15,433,941,268 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2011 (Unaudited)

Investment Income
Interest		$ 9,426,632

Expenses
Custodian fees and expenses	$ 46,085
Independent trustees' compensation	29,454
Total expenses before reductions	75,539
Expense reductions	(47,113)	28,426
Net investment income (loss)		9,398,206
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(24)
Net increase in net assets resulting from operations		$ 9,398,182

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2011 (Unaudited)	Year ended May 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,398,206	$ 34,245,963
Net realized gain (loss)	(24)	7,135
Net increase in net assets resulting from operations	9,398,182	34,253,098
Distributions to shareholders from net investment income	(9,396,383)	(34,245,978)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	44,601,839,165	78,998,349,887
Cost of shares redeemed	(47,134,629,313)	(81,565,727,991)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,532,790,148)	(2,567,378,104)
Total increase (decrease) in net assets	(2,532,788,349)	(2,567,370,984)

Net Assets
Beginning of period	17,969,066,868	20,536,437,852
End of period (including undistributed net investment income of $1,823 and undistributed net investment income of $0, respectively)	$ 15,436,278,519	$ 17,969,066,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.002	.014	.043	.053
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.002	.002	.014	.043	.053
Distributions from net investment income	(.001)	(.002)	(.002)	(.014)	(.043)	(.053)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	(.001)	(.002)	(.002)	(.014)	(.043)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.06%	.22%	.21%	1.43%	4.37%	5.45%
Ratios to Average Net Assets E
Expenses before reductions	-% A,D	-%D	-%D	-%D	-%D	.01%
Expenses net of fee waivers, if any	-% A,D	-%D	-%D	-%D	-%D	.01%
Expenses net of all reductions	-% A,D	-%D	-%D	-%D	-%D	.01%
Net investment income (loss)	.12% A	.22%	.21%	1.61%	4.18%	5.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,436,279	$ 17,969,067	$ 20,536,438	$ 13,922,358	$ 23,217,668	$ 20,824,640

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2011 (Unaudited)

1. Organization.

Fidelity® Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 15,963,331,612

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be May 31, 2012.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering

Semiannual Report

3. Operating Policies - continued

Reverse Repurchase Agreements - continued

the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $177,000,000. The weighted average interest rate was .00% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $29,454.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $17,659.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Securities Lending Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has devoted increased resources to non U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Tax-Free
Cash Central Fund

Semiannual Report

November 30, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFC-SANN-0112
1.810806.107

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period* June 1, 2011 to November 30, 2011
Actual	.0015%	$ 1,000.00	$ 1,000.50	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 11/30/11	% of fund's investments 5/31/11	% of fund's investments 11/30/10
1 - 7	100.0	100.0	100.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	11/30/11	5/31/11	11/30/10
Fidelity® Tax-Free Cash Central Fund	3 Days	3 Days	3 Days
All Tax-Free Money Market Funds Average*	33 Days	24 Days	32 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/11	5/31/11	11/30/10
Fidelity Tax-Free Cash Central Fund	3 Days	3 Days	3 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of November 30, 2011	As of May 31, 2011
Variable Rate Demand Notes (VRDNs) 100.0%	Variable Rate Demand Notes (VRDNs) 100.1%
Commercial Paper (including CP Mode) 0.1%	Commercial Paper (including CP Mode) 0.0%
Net Other Assets† (0.1)%	Net Other Assets† (0.1)%

* Source: iMoneyNet, Inc.

† Net Other Assets are not included in the pie chart.

Semiannual Report

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.1%
	Principal Amount	Value
Alabama - 3.4%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 B, 0.09% 12/1/11, VRDN (a)	$ 6,500,000	$ 6,500,000
Series 1995 C, 0.19% 12/1/11, VRDN (a)	4,500,000	4,500,000
Series 1995 D, 0.13% 12/1/11, VRDN (a)	14,000,000	14,000,000
Series 1995 E, 0.12% 12/1/11, VRDN (a)	10,200,000	10,200,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.09% 12/1/11, VRDN (a)	9,600,000	9,600,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.13% 12/1/11, VRDN (a)	11,200,000	11,200,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.11% 12/1/11, VRDN (a)	1,700,000	1,700,000
		57,700,000
Alaska - 1.6%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.14% 12/7/11, LOC Union Bank of California, VRDN (a)	1,400,000	1,400,000
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.15% 12/7/11 (ConocoPhillips Guaranteed), VRDN (a)	24,900,000	24,900,000
		26,300,000
Arizona - 0.3%
Arizona Health Facilities Auth. Rev. (Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	800,000	800,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.13% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,600,000	1,600,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series ROC II R 11980 X, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(b)	2,130,000	2,130,000
		4,530,000
California - 13.1%
California Gen. Oblig.:
Series 2003 A2, 0.08% 12/1/11, LOC Bank of Montreal, VRDN (a)	1,375,000	1,375,000
Series 2003 B1, 0.1% 12/7/11, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (a)	3,500,000	3,500,000
Series 2004 A1, 0.08% 12/1/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	15,100,000	15,100,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
Series 2004 A4, 0.09% 12/1/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	$ 33,100,000	$ 33,100,000
Series 2004 A5, 0.08% 12/1/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	5,180,000	5,180,000
Series 2004 A6, 0.11% 12/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	1,600,000	1,600,000
Series 2004 B1, 0.08% 12/1/11, LOC Citibank NA, VRDN (a)	7,675,000	7,675,000
Series 2004 B3, 0.08% 12/1/11, LOC Citibank NA, VRDN (a)	2,950,000	2,950,000
Series 2004 B5, 0.11% 12/7/11, LOC Citibank NA, VRDN (a)	3,400,000	3,400,000
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 B, 0.08% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,300,000	1,300,000
(St. Joseph Health Sys. Proj.) Series 2011 B, 0.07% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,700,000	1,700,000
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.):
Series 2009 A, 0.08% 12/1/11, LOC Mizuho Corporate Bank Ltd., VRDN (a)	9,800,000	9,800,000
Series 2009 C, 0.08% 12/1/11, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	20,300,000	20,300,000
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.) Series 2008 B, 0.1% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	2,360,000	2,360,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 C, 0.11% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	6,500,000	6,500,000
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 2008 B, 0.09% 12/1/11, VRDN (a)	1,100,000	1,100,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.12% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,000,000	2,000,000
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 B, 0.07% 12/7/11, LOC Union Bank of California, VRDN (a)	8,200,000	8,200,000
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (1994 Rfdg. Proj.) Series 2008 A, 0.08% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	5,200,000	5,200,000
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.11% 12/7/11, LOC Citibank NA, VRDN (a)	7,750,000	7,750,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(b)	$ 3,000,000	$ 3,000,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series ROC II R 12322, 0.11% 12/1/11 (Liquidity Facility Citibank NA) (a)(b)	14,390,000	14,390,000
Los Angeles Gen. Oblig. Participating VRDN:
Series Putters 3930, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	12,800,000	12,800,000
Series Putters 3931, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	6,100,000	6,100,000
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.15% 12/1/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,100,000	6,100,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(b)	4,250,000	4,250,000
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.) Series 2008 B, 0.09% 12/1/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	15,700,000	15,700,000
San Pablo Redev. Agcy. 0.15% 12/1/11, LOC Union Bank of California, VRDN (a)	5,000,000	5,000,000
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.09% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	10,000,000	10,000,000
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.11% 12/7/11, LOC Citibank NA, VRDN (a)	2,300,000	2,300,000
		219,730,000
Colorado - 0.5%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	2,000,000	2,000,000
Colorado Health Facilities Auth. Rev. (NCMC, Inc. Proj.) Series 2009 A, 0.12% 12/1/11, LOC Wells Fargo Bank NA, VRDN (a)	2,775,000	2,775,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.14% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,000,000	3,000,000
		7,775,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - 0.5%
Connecticut Gen. Oblig. Participating VRDN Series WF 11 89C, 0.15% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	$ 1,900,000	$ 1,900,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Edgehill Proj.) Series 2000 C, 0.15% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	5,500,000	5,500,000
Participating VRDN Series BBT 08 32, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	1,000,000	1,000,000
		8,400,000
Delaware - 1.0%
Delaware Econ. Dev. Auth. Rev. (Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.09% 12/1/11, LOC PNC Bank NA, VRDN (a)	16,555,000	16,555,000
District Of Columbia - 0.7%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.32% 12/7/11, LOC Bank of America NA, VRDN (a)	5,305,000	5,305,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.09% 12/1/11, LOC Wells Fargo Bank NA, VRDN (a)	4,650,000	4,650,000
(The Pew Charitable Trust Proj.) Series 2008 A, 0.11% 12/7/11, LOC PNC Bank NA, VRDN (a)	2,100,000	2,100,000
		12,055,000
Florida - 4.4%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.) Series A, 0.15% 12/1/11, LOC Bank of Scotland PLC, VRDN (a)	4,900,000	4,900,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Jacaranda Village Apts. Proj.) Series 1997, 0.13% 12/7/11, LOC HSBC Bank USA, NA, VRDN (a)	1,460,000	1,460,000
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,725,000	2,725,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series ROC II R 11302, 0.13% 12/7/11 (Liquidity Facility Citibank NA) (a)(b)	7,530,000	7,530,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.17% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	2,700,000	2,700,000
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.08% 12/7/11, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Jacksonville Econ. Dev. Commission Healthcare Rev. (Methodist Hosp. Proj.) Series 2005, 0.08% 12/1/11, LOC TD Banknorth, NA, VRDN (a)	$ 1,000,000	$ 1,000,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Series Three 2008 B4, 0.09% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	2,400,000	2,400,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 0.12% 12/1/11, LOC Wells Fargo Bank NA, VRDN (a)	11,070,000	11,070,000
North Broward Hosp. District Rev. Series 2005 A, 0.1% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,725,000	1,725,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.11% 12/7/11, LOC Branch Banking & Trust Co., VRDN (a)	4,500,000	4,500,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	1,900,000	1,900,000
Palm Beach County Rev. (Hanley Ctr. Proj.) Series 2006, 0.32% 12/7/11, LOC Bank of America NA, VRDN (a)	1,805,000	1,805,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.09% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,550,000	10,550,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2009 A, 0.12% 12/1/11, LOC Wells Fargo Bank NA, VRDN (a)	3,850,000	3,850,000
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.11% 12/1/11 (Liquidity Facility Citibank NA) (a)(b)	4,000,000	4,000,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.16% 12/1/11, LOC Wells Fargo Bank NA, VRDN (a)	6,100,000	6,100,000
		72,815,000
Georgia - 3.1%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.15% 12/1/11, LOC Bank of America NA, VRDN (a)	5,520,000	5,520,000
Series 2005 B, 0.15% 12/1/11, LOC Bank of America NA, VRDN (a)	7,625,000	7,625,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.12% 12/7/11, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series 2003 B, 0.12% 12/1/11, LOC Wells Fargo Bank NA, VRDN (a)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates, Inc. Proj.) Series 2003 B, 0.1% 12/1/11, LOC TD Banknorth, NA, VRDN (a)	$ 17,955,000	$ 17,955,000
Georgia Gen. Oblig. Participating VRDN Series 85TP, 0.13% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,040,000	3,040,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.15% 12/7/11, LOC Branch Banking & Trust Co., VRDN (a)	5,690,000	5,690,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.13% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,800,000	2,800,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.12% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	5,500,000	5,500,000
		51,795,000
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (a)	1,400,000	1,400,000
Illinois - 5.0%
Chicago Board of Ed.:
Series 2009 B, 0.11% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,500,000	1,500,000
Series 2010 A, 0.11% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	7,550,000	7,550,000
Series 2010 B, 0.11% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	4,020,000	4,020,000
Chicago Multi-Family Hsg. Rev. (Oakwood Shores Sr. Apts. Proj.) Series 2010, 0.18% 12/7/11, LOC Bank of America NA, VRDN (a)	3,520,000	3,520,000
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.09% 12/1/11, LOC BMO Harris Bank NA, VRDN (a)	6,600,000	6,600,000
Series 2008 C3, 0.09% 12/1/11, LOC Northern Trust Co., VRDN (a)	6,000,000	6,000,000
Chicago Wtr. Rev. Series 2004 A3, 0.12% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)	7,480,000	7,480,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.15% 12/7/11, LOC BMO Harris Bank NA, VRDN (a)	2,400,000	2,400,000
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.13% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	$ 14,800,000	$ 14,800,000
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,750,000	1,750,000
(Provena Health Proj.):
Series 2009 B, 0.09% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	4,700,000	4,700,000
Series 2010 D, 0.11% 12/7/11, LOC Union Bank of California, VRDN (a)	1,950,000	1,950,000
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 E1, 0.11% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	7,325,000	7,325,000
Participating VRDN Series Putters 3302, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500,000	1,500,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 1B, 0.11% 12/7/11, LOC PNC Bank NA, VRDN (a)	4,800,000	4,800,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.11% 12/7/11, LOC Freddie Mac, VRDN (a)	3,250,000	3,250,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.11% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	4,135,000	4,135,000
		84,280,000
Indiana - 0.6%
Indiana Fin. Auth. Hosp. Rev. (Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.15% 12/1/11, LOC Branch Banking & Trust Co., VRDN (a)	1,800,000	1,800,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series B, 0.15% 12/1/11, LOC BMO Harris Bank NA, VRDN (a)	5,280,000	5,280,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series A, 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,800,000	2,800,000
		9,880,000
Iowa - 0.3%
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,280,000	2,280,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.15% 12/1/11, LOC Northern Trust Co., VRDN (a)	3,225,000	3,225,000
		5,505,000
Municipal Securities - continued
	Principal Amount	Value
Kansas - 2.3%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 11,550,000	$ 11,550,000
Wichita Gen. Oblig. Participating VRDN Series Putters 3951, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	26,350,000	26,350,000
		37,900,000
Kentucky - 1.2%
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 0.14% 12/7/11, LOC Branch Banking & Trust Co., VRDN (a)	8,000,000	8,000,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B1, 0.13% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	10,075,000	10,075,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.12% 12/7/11, LOC Freddie Mac, VRDN (a)	2,650,000	2,650,000
		20,725,000
Louisiana - 7.1%
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.2% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	5,000,000	5,000,000
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. Series 2010, 0.12% 12/7/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	21,000,000	21,000,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.09% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	18,950,000	18,950,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2007, 0.07% 12/1/11, VRDN (a)	17,200,000	17,200,000
Series 2008 B, 0.07% 12/1/11, VRDN (a)	7,700,000	7,700,000
Series 2009 A, 0.1% 12/7/11, VRDN (a)	12,800,000	12,800,000
Series 2010, 0.08% 12/7/11, VRDN (a)	4,000,000	4,000,000
(Christus Health Proj.) Series 2008 B, 0.08% 12/7/11, VRDN (a)	10,000,000	10,000,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.11% 12/1/11, VRDN (a)	11,850,000	11,850,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.) Series 2010, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
		118,500,000
Municipal Securities - continued
	Principal Amount	Value
Maryland - 1.1%
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.) Series 2008 A, 0.19% 12/1/11, LOC Bank of America NA, VRDN (a)	$ 2,600,000	$ 2,600,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.19% 12/1/11, LOC Bank of America NA, VRDN (a)	15,690,000	15,690,000
		18,290,000
Massachusetts - 0.9%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U-6C, 0.1% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners HealthCare Sys., Inc. Proj.) Series D5, 0.07% 12/1/11, VRDN (a)	7,115,000	7,115,000
(Wellesley College Proj.) Series I, 0.07% 12/1/11, VRDN (a)	1,000,000	1,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series BBT 2031, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	1,100,000	1,100,000
		15,215,000
Michigan - 2.6%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.15% 12/7/11, LOC Comerica Bank, VRDN (a)	2,680,000	2,680,000
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.2% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Series 2009 B, 0.2% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,200,000	11,200,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.11% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	2,420,000	2,420,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2009 D, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (a)	$ 2,900,000	$ 2,900,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Ascension Health Cr. Group Proj.) Series 2007 V1, 0.08% 12/1/11, VRDN (a)	11,100,000	11,100,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.12% 12/1/11, LOC Comerica Bank, VRDN (a)	7,500,000	7,500,000
		43,400,000
Minnesota - 1.0%
Metropolitan Council Gen. Oblig. Rev. Participating VRDN Series Putters 3954, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	17,500,000	17,500,000
Mississippi - 0.2%
Mississippi Gen. Oblig. Participating VRDN Series ROC II-R 11987, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(b)	3,600,000	3,600,000
Missouri - 3.8%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.):
Series A, 0.15% 12/1/11, VRDN (a)	9,650,000	9,650,000
0.15% 12/1/11, VRDN (a)	3,000,000	3,000,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,500,000	2,500,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(DeSmet Jesuit High School Proj.) Series 2002, 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,400,000	5,400,000
(Saint Louis Univ. Proj.) Series 2008 A1, 0.09% 12/1/11, LOC Wells Fargo Bank NA, VRDN (a)	5,500,000	5,500,000
Participating VRDN Series BBT 08 39, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,025,000	2,025,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Bethesda Health Group, Inc. Proj.) Series 2009, 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	12,600,000	12,600,000
(SSM Health Care Proj.) Series 2010 E, 0.08% 12/1/11, LOC PNC Bank NA, VRDN (a)	22,260,000	22,260,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.12% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,125,000	1,125,000
		64,060,000
Municipal Securities - continued
	Principal Amount	Value
Montana - 0.6%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 9,900,000	$ 9,900,000
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.13% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	3,400,000	3,400,000
Nevada - 1.0%
Clark County Fuel Tax Participating VRDN ROC II R 11836, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(b)	7,500,000	7,500,000
Las Vegas Gen. Oblig. Series 2006 C, 0.14% 12/1/11, LOC Lloyds TSB Bank PLC, VRDN (a)	9,100,000	9,100,000
		16,600,000
New Jersey - 0.1%
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A4, 0.1% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,500,000	1,500,000
New Mexico - 0.4%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.13% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,395,000	7,395,000
New York - 5.1%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2001 1B, 0.07% 12/1/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,000,000	2,000,000
New York City Gen. Oblig.:
Series 2004 A6, 0.09% 12/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (a)	3,500,000	3,500,000
Series 2004 H3, 0.08% 12/7/11, LOC Bank of New York, New York, VRDN (a)	3,185,000	3,185,000
Series 2006 I6, 0.08% 12/1/11, LOC California Teachers Retirement Sys., VRDN (a)	1,640,000	1,640,000
Series 2008 J10, 0.09% 12/7/11 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	2,400,000	2,400,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (245 East 124th Street Proj.) Series 2008 A, 0.1% 12/7/11, LOC Freddie Mac, VRDN (a)	900,000	900,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3484, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,595,000	2,595,000
Series 2006 AA1, 0.08% 12/1/11 (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	43,760,000	43,760,000
Series 2011 DD-3B, 0.09% 12/1/11 (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)	15,050,000	15,050,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.:
Series 2003 A4, 0.07% 12/1/11 (Liquidity Facility TD Banknorth, NA), VRDN (a)	$ 3,900,000	$ 3,900,000
Series C, 0.11% 12/1/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (a)	2,800,000	2,800,000
New York Hsg. Fin. Agcy. Rev. (West 37th St. Hsg. Proj.) Series 2009 B, 0.14% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	2,900,000	2,900,000
		84,630,000
North Carolina - 2.6%
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 B, 0.12% 12/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	1,120,000	1,120,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2005 C, 0.06% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,400,000	3,400,000
Series 2005 D, 0.06% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,905,000	2,905,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.11% 12/7/11, LOC Branch Banking & Trust Co., VRDN (a)	2,875,000	2,875,000
(Univ. Health Systems of Eastern Carolina) Series 2008 B1, 0.11% 12/7/11, LOC Branch Banking & Trust Co., VRDN (a)	1,265,000	1,265,000
(Wake Forest Univ. Proj.) Series 2008 D, 0.15% 12/1/11, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
(WakeMed Proj.):
Series 2009 B, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	9,400,000	9,400,000
Series 2009 C, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	6,685,000	6,685,000
Participating VRDN Series BC 10 31W, 0.15% 12/7/11 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,875,000	1,875,000
Piedmont Triad Arpt. Auth. Series 2008 A, 0.11% 12/7/11, LOC Branch Banking & Trust Co., VRDN (a)	1,800,000	1,800,000
Wake County Gen. Oblig. Series 2003 B, 0.12% 12/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	8,700,000	8,700,000
		43,025,000
Ohio - 3.6%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.13% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	16,575,000	16,575,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.07% 12/1/11, VRDN (a)	$ 7,200,000	$ 7,200,000
Series 2008 B1, 0.11% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	8,800,000	8,800,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3551, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,335,000	6,335,000
Series Putters 3558, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	12,800,000	12,800,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.12% 12/1/11, LOC Wells Fargo Bank NA, VRDN (a)	9,250,000	9,250,000
		60,960,000
Oregon - 1.7%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.11% 12/1/11, LOC Bank of Scotland PLC, VRDN (a)	28,400,000	28,400,000
Pennsylvania - 6.9%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (a)	6,000,000	6,000,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.):
Series 2001 A, 0.09% 12/1/11, LOC PNC Bank NA, VRDN (a)	5,810,000	5,810,000
Series 2001 B, 0.09% 12/1/11, LOC PNC Bank NA, VRDN (a)	5,600,000	5,600,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (a)	4,300,000	4,300,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (a)	2,380,000	2,380,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (a)	3,710,000	3,710,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Series 2005 A, 0.12% 12/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	3,300,000	3,300,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.08% 12/1/11 (United Parcel Svc., Inc. Guaranteed), VRDN (a)	5,700,000	5,700,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Haverford Township School District Series 2009, 0.14% 12/7/11, LOC TD Banknorth, NA, VRDN (a)	$ 6,960,000	$ 6,960,000
Montgomery County Indl. Dev. Auth. Rev. (ACTS Retirement-Life Cmntys., Inc. Obligated Group Proj.) Series 2002, 0.1% 12/1/11, LOC TD Banknorth, NA, VRDN (a)	5,760,000	5,760,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (a)	845,000	845,000
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	4,000,000	4,000,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Svcs. Proj.) Series 2003, 0.09% 12/1/11, LOC PNC Bank NA, VRDN (a)	6,990,000	6,990,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.11% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,420,000	1,420,000
Eighth Series C, 0.11% 12/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	19,000,000	19,000,000
Philadelphia Gen. Oblig. Series 2009 B, 0.1% 12/7/11, LOC Royal Bank of Canada, VRDN (a)	1,300,000	1,300,000
Philadelphia School District Series 2009 C, 0.09% 12/7/11, LOC TD Banknorth, NA, VRDN (a)	13,700,000	13,700,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.08% 12/7/11, LOC TD Banknorth, NA, VRDN (a)	1,900,000	1,900,000
Somerset County Gen. Oblig. Series 2009 C, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (a)	2,700,000	2,700,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.09% 12/1/11, LOC PNC Bank NA, VRDN (a)	11,800,000	11,800,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (a)	1,600,000	1,600,000
		114,775,000
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Bryant Univ. Proj.) Series 2008, 0.11% 12/7/11, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
South Carolina - 0.1%
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.2% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,085,000	1,085,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - 7.2%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 0.19% 12/1/11, LOC Bank of America NA, VRDN (a)	$ 6,025,000	$ 6,025,000
Series 2004, 0.19% 12/1/11, LOC Bank of America NA, VRDN (a)	15,500,000	15,500,000
Series 2005, 0.19% 12/1/11, LOC Bank of America NA, VRDN (a)	8,200,000	8,200,000
Series 2008, 0.19% 12/1/11, LOC Bank of America NA, VRDN (a)	12,700,000	12,700,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.13% 12/7/11, LOC Branch Banking & Trust Co., VRDN (a)	700,000	700,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.14% 12/7/11, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.19% 12/1/11, LOC Bank of America NA, VRDN (a)	19,300,000	19,300,000
Series 2004, 0.19% 12/1/11, LOC Bank of America NA, VRDN (a)	24,245,000	24,245,000
Series 2006, 0.19% 12/1/11, LOC Bank of America NA, VRDN (a)	27,680,000	27,680,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN BC 10 25W, 0.15% 12/7/11 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000,000	3,000,000
		120,550,000
Texas - 5.8%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.13% 12/7/11, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., LOC Sumitomo Mitsui Banking Corp., VRDN (a)	2,500,000	2,500,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.13% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,980,000	4,980,000
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(b)	2,600,000	2,600,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2004, 0.08% 12/7/11 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.11% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	$ 9,175,000	$ 9,175,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 A, 0.09% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Series 2008 B1, 0.09% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	5,825,000	5,825,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2007 B, 0.09% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	8,605,000	8,605,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.15% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	1,600,000	1,600,000
Houston Gen. Oblig. Series A, 0.2% 12/6/11, LOC Union Bank of California, CP	1,300,000	1,300,000
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(b)	2,960,000	2,960,000
North Texas Tollway Auth. Rev. Series 2011 A, 0.1% 12/7/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	2,000,000	2,000,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 C, 0.12% 12/1/11, VRDN (a)	12,700,000	12,700,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) 0.08% 12/1/11, VRDN (a)	11,725,000	11,725,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 E, 0.1% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	6,800,000	6,800,000
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.12% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	6,105,000	6,105,000
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11804, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(b)	3,965,000	3,965,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.15% 12/7/11, LOC Bank of Scotland PLC, VRDN (a)	1,500,000	1,500,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	5,100,000	5,100,000
		96,740,000
Municipal Securities - continued
	Principal Amount	Value
Utah - 1.5%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	$ 1,110,000	$ 1,110,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 A, 0.09% 12/1/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,000,000	4,000,000
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	20,500,000	20,500,000
		25,610,000
Virginia - 1.9%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 D, 0.12% 12/1/11, LOC Wells Fargo Bank NA, VRDN (a)	12,620,000	12,620,000
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series A1, 0.09% 12/7/11 (Liquidity Facility TD Banknorth, NA), VRDN (a)	2,020,000	2,020,000
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.1% 12/7/11, VRDN (a)	1,000,000	1,000,000
Loudoun County Indl. Dev. Auth. (Loudoun Country Day School, Inc. Proj.) Series 2008, 0.09% 12/7/11, LOC PNC Bank NA, VRDN (a)	1,010,000	1,010,000
Virginia College Bldg. Auth. Edl. Facilities Rev. (Shenandoah Univ. Proj.) Series 2006, 0.1% 12/1/11, LOC Branch Banking & Trust Co., VRDN (a)	3,900,000	3,900,000
Virginia Commonwealth Univ. Health Sys. Auth.:
Series 2008 A, 0.1% 12/1/11, LOC Branch Banking & Trust Co., VRDN (a)	2,640,000	2,640,000
Series 2008 B, 0.12% 12/1/11, LOC Branch Banking & Trust Co., VRDN (a)	2,840,000	2,840,000
Series 2008 C, 0.1% 12/1/11, LOC Branch Banking & Trust Co., VRDN (a)	5,000,000	5,000,000
		31,030,000
Washington - 2.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series BBT 08 34, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	6,150,000	6,150,000
King County Gen. Oblig. Participating VRDN:
Series Putters 3924, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,500,000	2,500,000
Series ROC II R 11731, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(b)	9,815,000	9,815,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series WF 11-18C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	$ 4,865,000	$ 4,865,000
Washington Gen. Oblig. Participating VRDN:
Series ROC II R 11891, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
Series ROC II R 11924, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(b)	2,575,000	2,575,000
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2009 B, 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,650,000	1,650,000
(Southwest Washington Med. Ctr.) Series 2008 A, 0.14% 12/7/11, LOC Union Bank of California, VRDN (a)	1,600,000	1,600,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Cambridge Apts. Proj.) Series 2009, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	1,200,000	1,200,000
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,700,000	1,700,000
		37,055,000
West Virginia - 0.9%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.12% 12/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,000,000	3,000,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 B, 0.11% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	5,095,000	5,095,000
Series 2009 A, 0.15% 12/7/11, LOC Branch Banking & Trust Co., VRDN (a)	7,200,000	7,200,000
		15,295,000
Wisconsin - 2.8%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.09% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	24,585,000	24,585,000
(Lutheran College Proj.) 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,570,000	4,570,000
(Nat'l. Regency of New Berlin, Inc. Proj.) 0.2% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	7,700,000	7,700,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(ProHealth Care, Inc. Proj.) Series 2008 A, 0.15% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 7,775,000	$ 7,775,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 B, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (a)	1,645,000	1,645,000
		46,275,000
Wyoming - 0.6%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.06% 12/1/11 (Chevron Corp. Guaranteed), VRDN (a)	9,725,000	9,725,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,673,860,000)		1,673,860,000
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,343,372)
NET ASSETS - 100%		$ 1,671,516,628
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2011 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,673,860,000)		$ 1,673,860,000
Receivable for investments sold		5,000,022
Interest receivable		215,591
Total assets		1,679,075,613

Liabilities
Payable for investments purchased	$ 7,400,000
Distributions payable	154,405
Other payables and accrued expenses	4,580
Total liabilities		7,558,985

Net Assets		$ 1,671,516,628
Net Assets consist of:
Paid in capital		$ 1,671,447,138
Accumulated undistributed net realized gain (loss) on investments		69,490
Net Assets, for 1,671,288,373 shares outstanding		$ 1,671,516,628
Net Asset Value, offering price and redemption price per share ($1,671,516,628 ÷ 1,671,288,373 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2011 (Unaudited)
Investment Income
Interest		$ 883,913

Expenses
Custodian fees and expenses	$ 12,016
Independent trustees' compensation	2,843
Total expenses before reductions	14,859
Expense reductions	(2,891)	11,968
Net investment income (loss)		871,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,502
Net increase in net assets resulting from operations		$ 877,447

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2011 (Unaudited)	Year ended May 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 871,945	$ 3,187,992
Net realized gain (loss)	5,502	946
Net increase in net assets resulting from operations	877,447	3,188,938
Distributions to shareholders from net investment income	(871,945)	(3,187,992)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,030,858,000	7,295,348,000
Cost of shares redeemed	(1,935,505,000)	(6,994,570,000)
Net increase (decrease) in net assets and shares resulting from share transactions	95,353,000	300,778,000
Total increase (decrease) in net assets	95,358,502	300,778,946

Net Assets
Beginning of period	1,576,158,126	1,275,379,180
End of period	$ 1,671,516,628	$ 1,576,158,126

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Invest- ment Operations
Net investment income (loss)	.001	.002	.002	.012	.031	.036
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	.001	.002	.002	.012	.031	.036
Distributions from net investment income	(.001)	(.002)	(.002)	(.012)	(.031)	(.036)
Distributions from net realized gain	-	-	-	-	- F	-
Total distributions	(.001)	(.002)	(.002)	(.012)	(.031)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.05%	.23%	.22%	1.24%	3.16%	3.70%
Ratios to Average Net Assets E
Expenses before reductions	-% A,D	-% D	-% D	-% D	-% D	.01%
Expenses net of fee waivers, if any	-% A,D	-% D	-% D	-% D	-% D	.01%
Expenses net of all reductions	-% A,D	-% D	-% D	-% D	-% D	.01%
Net investment income (loss)	.11% A	.23%	.22%	1.32%	3.04%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,671,517	$ 1,576,158	$ 1,275,379	$ 789,306	$ 674,963	$ 491,324

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2011 (Unaudited)

1. Organization.

Fidelity® Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 1,673,860,000

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be May 31, 2012.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,843.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $48.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has devoted increased resources to non U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Semiannual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 24, 2012
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 24, 2012